TAXES (Details 4)	Jun. 30, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Total	$ 13,315,441
Tax Year 2027 [Member]
Operating Loss Carryforwards [Line Items]
Total	1,800,387
Tax Year 2028 [Member]
Operating Loss Carryforwards [Line Items]
Total	5,487,776
Tax Year 2029 [Member]
Operating Loss Carryforwards [Line Items]
Total	$ 6,027,278